Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Stated at Cost Less Accumulated Amortization and Impairment	Intangible assets, stated at cost less accumulated amortization and impairment, consisted of the following:
	As of December 31,
	2023	2022
Copyrights of course videos	$4,783,485	$4,876,413
Intellectual property rights	4,451,425	4,498,261
Intangible assets, cost	9,234,910	9,374,674
Less:
Accumulated amortization	(3,429,798)	(2,852,753)
Impairment	(5,724,172)	(2,559,271)
Intangible assets, net	$80,940	$3,962,650

Schedule of Future Amortization of Intangible Asset	The following is a schedule of future amortization of intangible asset as of December 31, 2023:
2024	$3,123
2025	3,123
2026	3,123
2027	3,123
2028 and thereafter	68,448
Total	$80,940